Offerings	Oct. 03, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Subordinated Voting Shares
Offering Note	There are being registered under this Registration Statement such indeterminate number of subordinated voting shares, debt securities, subscription receipts, warrants and units of Cresco Labs Inc. (the “Registrant”), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an aggregate initial offering price not to exceed $712,606,140. Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of subordinated voting shares, debt securities, subscription receipts, warrants and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Offering Note	A registration fee of $109,100 was previously paid with respect to securities registered under the Registrant’s registration statement on Form F-10 filed on March 1, 2021 (No. 333-253671) (the “2021 Registration Statement”), pertaining to the registration of $1,000,000,000 of securities of the Registrant. $1,000,000,000 remained unutilized under the 2021 Registration Statement and the $109,100 registration fee for the 2021 Registration Statement was used to offset the $109,100 registration fee required with respect to $990,018,149 of securities registered under the Registrant's registration statement on Form F-10 filed on August 17, 2023 (No. 333-274047) (the “2023 Registration Statement”). $990,018,149 remains unutilized under the 2023 Registration Statement and therefore $109,100 of registration fees from the 2023 Registration Statement remain available for future offsets pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is $109,100, taking into consideration the available offset of $109,100 from the 2023 Registration Statement, there is no amount due for this Registration Statement.
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	The Registrant previously paid $109,100 in registration fees with respect to the 2021 Registration Statement pertaining to the registration of $1,000,000,000 of securities of the Registrant, of which $1,000,000,000 remained unutilized and therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. The Registrant previously paid $109,100 in registration fees with respect to the 2023 Registration Statement pertaining to the registration of $990,018,149 of securities of the Registrant (by using $109,100 of the $109,100 available registration fee offsets from the 2021 Registration Statement). The 2023 Registration Statement remains unutilized and $109,100 of registration fees remain available for future offsets pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is $109,100, taking into consideration the available offset of $109,100 from the 2023 Registration Statement, there is no amount due for this Registration Statement.
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	An indeterminate amount of securities to be offered at indeterminate offering prices not to exceed $990,018,149 was registered pursuant to this registration statement.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated Universal Shelf
Maximum Aggregate Offering Price	$ 712,606,140
Fee Rate	0.01531%
Amount of Registration Fee	$ 109,100
Offering Note	The Registrant has terminated or completed any offerings that included the unsold securities under the 2023 Registration Statement and 2021 Registration Statement.
Offering: 7
Offering:
Offering Note	The contemporaneous fee payment made with the 2021 Registration Statement was $109,100.